Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Summary of Revenues From Contracts With Customers Disaggregated by Material Revenue Category

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Colocation services recognized over time	—	678,348	1,701,911	260,829
Colocation rental recognized over time	93,423	128,870	124,991	19,156
Others recognized over time	5,061	45,792	4,175	640
	98,484	853,010	1,831,077	280,625